Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Acquisition Costs
Deferred Acquisition Costs Rollforward (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$3,749.1	$3,398.5	$3,509.9
Costs deferred during the year	378.9	461.2	456.6
Amortized to expense during the year(1)	(383.4)	(284.2)	(386.9)
Adjustment related to unrealized (gains) losses on available-for-sale securities and derivative instruments(2)	934.8	173.6	(181.1)
Balance at end of year	$4,679.4	$3,749.1	$3,398.5
(1)	Includes adjustments for revisions to estimated gross profits. Amortization for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.
(2)	The adjustment for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.